UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

General Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Colleen Meehan, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, General Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.77%, and Class B shares yielded 0.33%. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced annualized effective yields of 0.78% and 0.33%, respectively.1

Yields of municipal money market instruments climbed during the reporting period in response to two interest rate hikes by the Federal Reserve Board (the “Fed”) and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Rising Rates and Technical Factors Drove Yields Higher

Sustained economic growth and a series of short-term interest-rate hikes by the Fed had driven yields of tax-exempt money market instruments higher in the months before the start of the reporting period. The Fed again raised the overnight federal funds rate in December 2017 and March 2018, causing yields to rise on shorter-maturity instruments, most notably variable-rate demand notes (“VRDNs”). Consequently, yield differences narrowed along the market’s maturity spectrum.

In addition, issuers of longer-term municipal bonds rushed to market in December 2017 with a flood of new securities in anticipation of tax reform legislation that seemed likely at the time to inhibit certain traditional financing vehicles used by states and municipalities. This increase in supply put upward pressure on short-term yields when investors sold short-term securities to raise funds for the purchase of longer-dated bonds.

The surge in new issuance at year-end 2017 resulted in a relative scarcity of newly issued municipal instruments in early 2018. The lack of new supply, combined with investors’ need

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

to reinvest coupon payments, pushed yields lower through mid-February 2018. Yields also were dampened by federal tax reform legislation, which boosted demand from investors who now face limits on the amount of state and local tax deductions they may take on their federal tax returns. Municipal money market yields subsequently drifted higher, peaking in mid-April 2018 amid reports of wage growth and other potential inflationary pressures. Yields moderated somewhat in May 2018, in part due to economic concerns stemming from more protectionist U.S. trade policies and political turmoil in overseas markets.

States with underfunded pension programs have faced credit pressures. Moreover, municipalities with high property tax levies may experience declining home values under the new tax laws.

Maintaining a Prudent Investment Posture

In the generally rising interest-rate environment, most municipal money market funds maintained short weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturities in a range that is consistent with industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health-care and education issuers.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed raised the overnight federal funds rate to between 1.75% and 2.00% while continuing to unwind its balance sheet through the sale of U.S. government securities. More short-term interest-rate hikes are anticipated over the remainder of 2018.

Therefore, we intend to continue to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

June 15, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and for the fund’s Class B, seven-day yield during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class B
Expenses paid per $1,000†	$3.05	$5.29
Ending value (after expenses)	$1,003.90	$1,001.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class B
Expenses paid per $1,000†	$3.07	$5.34
Ending value (after expenses)	$1,021.89	$1,019.65

† Expenses are equal to the fund’s annualized expense ratio of .61% for Class A and 1.06% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8%
Alabama - .9%
Tuscaloosa County Industrial Development Authority, Revenue, Ser. C (Gulf Opportunity Zone-Hunt Refining Project) (LOC; Bank of Nova Scotia)	1.08	6/7/18	6,000,000	[a]	6,000,000
Alaska - .7%
Alaska Housing Finance Corporation, Home Mortgage Revenue (Single Family) (Liquidity Facility; FHLB)	1.05	6/7/18	4,300,000	[a]	4,300,000
Arizona - 1.6%
Tender Option Bond Trust Receipts (Series 2016-XM0304), 7/1/20, (Mesa, Excise Tax Revenue Obligations) (Liquidity Facility; Royal Bank of Canada)	1.12	6/7/18	10,135,000	[a,b,c]	10,135,000
Arkansas - .8%
Arkansas Development Finance Authority, MFHR (Capri Apartments Project) (LOC; FHLB)	1.16	6/7/18	5,200,000	[a]	5,200,000
California - .8%
California Enterprise Development Authority, IDR (Gordon Brush Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	1.16	6/7/18	5,000,000	[a]	5,000,000
Colorado - 6.3%
Colorado Health Facilities Authority, Revenue (School Health System Project) (Liquidity Facility; Wells Fargo Bank NA) Ser. B	1.05	6/7/18	20,000,000	[a]	20,000,000
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System Project)	1.02	6/7/18	5,000,000	[a]	5,000,000
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System) (Citigroup ROCS, Series 2015-XM0054) (Liquidity Facility; Citibank NA)	1.11	6/7/18	4,700,000	[a,b,c]	4,700,000
University of Colorado, Hospital Authority Revenue (Liquidity Facility; Citibank NA)	1.10	6/7/18	10,000,000	[a,b,c]	10,000,000
				39,700,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Connecticut - 1.2%
RIB Floater Trust (Series 2017-016), GO (LOC; Barclays Bank PLC)	1.12	6/7/18	7,750,000	[a,b,c]	7,750,000
Florida - 1.9%
Miami-Dade County Industrial Development Authority, Revenue (Reflectone Project) (LOC; Royal Bank of Cananda)	1.15	6/7/18	5,425,000	[a]	5,425,000
Palm Beach County School Board, (Liquidity Facility; Citibank NA)	1.10	6/7/18	6,585,000	[a,b,c]	6,585,000
				12,010,000
Georgia - 3.1%
East Point Housing Authority, MFHR (Robins Creste Apartments Project) (LOC; FHLMC)	1.18	6/7/18	6,840,000	[a]	6,840,000
Fulton County Development Authority, Revenue (King's Ridge Christian School Project) (LOC; Branch Banking and Trust Co.)	1.06	6/7/18	8,915,000	[a]	8,915,000
Tender Option Bond Trust Receipts (Series 2018-XF0644), 7/1/24, (Piedmont Heath Care) (Liquidity Facility; JPMorgan Chase Bank NA)	1.09	6/7/18	3,750,000	[a,b,c]	3,750,000
				19,505,000
Idaho - 5.5%
Power County Industrial Development Corporation, Solid Waste Disposal Revenue (J.R. Simplot Company Project) (LOC; Cooperatieve Rabobank UA)	1.22	6/7/18	35,000,000	[a]	35,000,000
Illinois - 5.1%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	1.06	6/7/18	100,000	[a]	100,000
Illinois Finance Authority, Revenue (Garrett-Evangelical Theological Seminary Project) (LOC; FHLB)	1.06	6/7/18	4,390,000	[a]	4,390,000
Illinois Housing Development Authority, Revenue (Liquidity Facility; FHLB)	1.12	6/7/18	2,895,000	[a]	2,895,000
Kendall Kane & Will Counties, Revenue (Educational Purpose)	2.00	7/31/18	7,000,000		7,004,995
McCook, Revenue (The Illinois Saint Andrew Society Project) (LOC; Northern Trust Company)	1.11	6/7/18	2,800,000	[a]	2,800,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Illinois - 5.1% (continued)
Tender Option Bond Trust Receipts (Series 2015-ZM0120), 7/1/23, (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (LOC; Royal Bank of Canada)	1.11	6/7/18	6,230,000	[a,b,c]	6,230,000
Will County, SWDR (BASF Corporation Project)	1.15	6/7/18	9,000,000	[a]	9,000,000
				32,419,995
Indiana - 1.9%
Crawfordsville, MFHR (Autumn Woods Phase II Apartments) (LOC; FHLB)	1.16	6/7/18	680,000	[a]	680,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and LaSarre Co., LLC Project) (LOC; PNC Bank NA)	1.12	6/7/18	1,455,000	[a]	1,455,000
Noblesville, EDR (GreyStone Apartments Project) (LOC; Bank of America)	1.10	6/7/18	10,005,000	[a]	10,005,000
				12,140,000
Kentucky - .0%
Lexington-Fayette Urban County Government, Industrial Building Revenue, Refunding (Liberty Ridge Senior Living, Inc. Project) (LOC; FHLB)	1.31	6/7/18	300,000	[a]	300,000
Louisiana - 6.1%
Ascension Parish, Revenue (BASF Corporation Project)	1.15	6/7/18	14,000,000	[a]	14,000,000
Caddo-Bossier Parishes Port Commission, Revenue (Oakley Louisiana, Inc. Project) (LOC; Bank of America)	1.21	6/7/18	1,000,000	[a]	1,000,000
Calcasieu Parish Industrial Development Board, Revenue (Hydroserve Westlake) (LOC; JPMorgan Chase Bank NA)	1.14	6/7/18	3,300,000	[a]	3,300,000
Louisiana Housing Finance Agency, MF Housing Revenue (Arbor Place Apartments Project) (Insured; Federal Home Loan Mortgage Corporation and Liquidity Facility; Federal Home Loan Mortgage Corporation)	1.18	6/7/18	7,300,000	[a]	7,300,000
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Honeywell International Inc. Project)	1.21	6/7/18	6,000,000	[a]	6,000,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Louisiana - 6.1% (continued)
Saint James Parish, Revenue (Nustar Logistics LP Project) (LOC; Bank of Nova Scotia)	1.08	6/7/18	6,900,000	[a]	6,900,000
				38,500,000
Maryland - 1.5%
Baltimore County, Revenue (Cross Creek Apartments Facility) (LOC; PNC Bank NA)	1.21	6/7/18	4,055,000	[a]	4,055,000
Maryland Industrial Development Financing Authority, EDR (Hardwire, LLC Project) (LOC; Bank of America)	1.07	6/7/18	2,500,000	[a]	2,500,000
Montgomery County, Revenue (CHE Trinity Health Credit Group)	1.33	6/1/18	3,000,000		3,000,000
				9,555,000
Massachusetts - 2.2%
Massachusetts Port Authority, Revenue	5.00	7/1/18	5,565,000		5,580,106
Tender Option Bond Trust Receipts (Series 2018-XL0073), 7/1/24, (Liquidity Facility; JPMorgan Chase Bank NA)	1.14	6/7/18	8,100,000	[a,b,c]	8,100,000
				13,680,106
Michigan - 1.7%
Michigan Building Authority, Revenue, Refunding (LOC; Citibank NA)	1.03	6/7/18	5,000,000	[a]	5,000,000
Michigan Housing Development Authority, Rental Housing Revenue (Liquidity Facility; JPMorgan Chase Bank)	1.25	6/1/18	6,000,000	[a]	6,000,000
				11,000,000
Minnesota - .3%
Waite Park, IDR (McDowall Company Project) (LOC; U.S. Bank NA)	1.38	6/7/18	2,190,000	[a]	2,190,000
Mississippi - .2%
Mississippi University Educational Building Corporation, Revenue (New Facilities and Refinancing Project)	3.93	8/1/18	1,495,000		1,501,414
Missouri - 4.2%
Bridgeton Industrial Development Authority, Private Activity Revenue (Formtek Metal Processing, Inc. Project) (LOC; Bank of America)	1.07	6/7/18	2,425,000	[a]	2,425,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Missouri - 4.2% (continued)
Missouri Health & Educational Facilities Authority, Revenue (SSM Health Care)	1.04	6/7/18	5,000,000	[a]	5,000,000
RIB Floaters Trust, Revenue (SSM Health Care) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.11	6/7/18	17,485,000	[a,b,c]	17,485,000
Saint Louis Industrial Development Authority, MFHR (Minerva Place Apartments) (LOC; FHLMC)	1.10	6/7/18	1,530,000	[a]	1,530,000
				26,440,000
Nevada - 1.3%
Nevada Housing Division, Multi-Unit Housing Revenue (Oakmont at Flamingo Road Project) (Liquidity Facility; FHLB and LOC; FHLB)	1.13	6/7/18	8,500,000	[a]	8,500,000
New Jersey - .6%
New Brunswick, BANS	2.00	6/4/18	4,000,000		4,000,072
New York - 14.3%
Albany Industrial Development Agency, Civic Facility Revenue (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	1.11	6/7/18	2,500,000	[a]	2,500,000
Bedford Central School District, BANS	2.25	7/13/18	3,000,000		3,001,803
Corning City School District, BAN	2.25	6/21/18	5,000,000		5,001,000
Coxsackie-Athens Central School District, BAN	2.50	6/8/18	5,000,000		5,000,926
Herkimer County Industrial Development Agency, IDR (F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	1.78	6/7/18	810,000	[a]	810,000
Metropolitan Transportation Authority of New York, (Liquidity Facility; Citibank NA)	1.14	6/7/18	4,000,000	[a,b,c]	4,000,000
Nassau County Industrial Development Agency, Housing Revenue (Rockville Centre Housing Associates, L.P. Project) (LOC; M&T Trust)	1.36	6/7/18	8,995,000	[a]	8,995,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
New York - 14.3% (continued)
New York City Industrial Development Agency, IDR (Novelty Crystal Corporation Project) (LOC; TD Bank)	1.51	6/7/18	3,585,000	[a]	3,585,000
New York City Transitional Finance Authority, Future Tax Revenue (SPA; State Street Bank and Trust)	1.04	6/7/18	10,000,000	[a]	10,000,000
New York Dormitory Authority, Revenue, Refunding (Catholic Health System) (LOC; HSBC Bank USA NA)	1.07	6/7/18	1,760,000	[a]	1,760,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.08	6/7/18	6,000,000	[a]	6,000,000
Onondaga County Industrial Development Agency, IDR (ICM Controls Corporation Project) (LOC; M&T Trust)	1.40	6/7/18	1,205,000	[a]	1,205,000
RBC Municipal Products Trust, GO (LOC; Royal Bank of Canada)	1.09	6/7/18	5,000,000	[a,b,c]	5,000,000
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.09	6/7/18	7,000,000	[a,b,c]	7,000,000
Sachem Central School District of Holbrook, TAN	2.00	6/28/18	7,400,000		7,402,847
Schenectady Industrial Development Agency, Civic Facility Revenue (Union Graduate College Project) (LOC; M&T Trust)	1.11	6/7/18	4,635,000	[a]	4,635,000
Starpoint Central School District, BANS	2.25	6/22/18	2,875,000		2,876,201
Tender Option Bond Trust Receipts (Series 2015-ZF0269), 10/15/25, (Port Authority of New York and New Jersey, Consolidated Bonds, 169th Series) (Liquidity Facility; TD Bank)	1.14	6/7/18	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2016-YX1034), 11/15/35, (Port Authority of New York and New Jersey, Consolidated Bonds, 197th Series) (Liquidity Facility; Barclays Bank PLC)	1.14	6/7/18	2,380,000	[a,b,c]	2,380,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
New York - 14.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-ZM0129), 9/15/23, (New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	1.09	6/7/18	2,240,000	[a,b,c]	2,240,000
Tender Option Bond Trust Receipts (Series 2018-XF0623), 11/15/42, (Liquidity Facility; TD Bank NA)	1.14	6/7/18	5,000,000	[a,b,c]	5,000,000
				90,392,777
North Carolina - 3.3%
North Carolina Capital Facilities Finance Agency, Revenue (North Carolina Aquarium Society Project) (LOC; Bank of America)	1.07	6/7/18	10,735,000	[a]	10,735,000
North Carolina Medical Care Commission, Health Care Facilities Revenue, Refunding (FirstHealth of the Carolinas Project) (Liquidity Facility; Branch Banking and Trust Co.)	1.07	6/7/18	9,910,000	[a]	9,910,000
				20,645,000
North Dakota - 1.7%
North Dakota Housing Finance Agency, Revenue (Housing Finance Program) (SPA; Federal Home Loan Bank)	1.07	6/7/18	10,660,000	[a]	10,660,000
Ohio - 1.6%
Cuyahoga County, Airport Facilities Revenue (Corporate Wings Project) (LOC; U.S. Bank NA)	1.23	6/7/18	1,450,000	[a]	1,450,000
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	1.12	6/7/18	1,325,000	[a]	1,325,000
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	1.12	6/7/18	915,000	[a]	915,000
Lorain County, IDR (Cutting Dynamics, Inc. Project) (LOC; PNC Bank NA)	1.12	6/7/18	795,000	[a]	795,000
Tender Option Bond Trust Receipts (Series 2018-YX1079), 9/1/25, Revenue (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)	1.21	6/7/18	5,590,000	[a,b,c]	5,590,000
				10,075,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Pennsylvania - 1.4%
Emmaus General Authority, Local Government Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	1.03	6/7/18	2,000,000	[a]	2,000,000
Telford Industrial Development Authority, IDR (Ridgetop Associates Project) (LOC; Bank of America)	1.19	6/7/18	2,045,000	[a]	2,045,000
Tender Option Bond Trust Receipts (Series 2018-XL0061), 11/1/25, (Liquidity Facility; Citibank NA and LOC; Citibank NA)	1.12	6/7/18	4,490,000	[a,b,c]	4,490,000
				8,535,000
South Carolina - 4.1%
South Carolina Jobs-Economic Development Authority, EDR (Lexington-Richland Alcohol and Drug Abuse Council, Inc. Project) (LOC; Branch Banking and Trust Co.)	1.07	6/7/18	3,690,000	[a]	3,690,000
Tender Option Bond Trust Receipts (Series 2015-XF2204), 1/1/23, (Charleston, Waterworks and Sewer System Capital Improvement Revenue) (Liquidity Facility; Citibank NA)	1.09	6/7/18	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), 12/1/54, (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.10	6/7/18	19,240,000	[a,b,c]	19,240,000
				25,930,000
Tennessee - 4.0%
Covington Industrial Development Board, Revenue (Charms Company Project) (LOC; Bank of America NA)	1.16	6/7/18	7,500,000	[a]	7,500,000
Memphis Health Educational & Housing Facility Board, MFH Revenue (Ashland Lakes II Apartments Project) (LOC; U.S. Bank NA)	1.07	6/7/18	3,870,000	[a]	3,870,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America NA)	1.06	6/7/18	9,200,000	[a]	9,200,000
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College)	1.11	6/7/18	4,675,000	[a]	4,675,000
				25,245,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Texas - 15.3%
Brazos River Harbor Navigation District of Brazoria County, Revenue (BASF Corporation Project)	1.15	6/7/18	9,200,000	[a]	9,200,000
Houston Combined Utility, CP (LOC; Bank of America NA)	1.66	6/21/18	8,000,000		8,000,000
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue (Air Products and Chemicals, Inc. Project)	1.08	6/7/18	22,500,000	[a]	22,500,000
Port of Port Arthur Navigation District, Revenue (BASF Corporation Project)	1.15	6/7/18	9,800,000	[a]	9,800,000
RBC Municipal Products Trust (Series E-98), Revenue (Lower Colorado Rover Authority) (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.09	6/7/18	16,595,000	[a,b,c]	16,595,000
San Antonio Gas and Electric, CP (Liquidity Facility; MUFG Bank Ltd.)	1.56	7/5/18	10,000,000		10,000,000
Tender Option Bond Trust Receipts (Series 2015-XF2201), 10/15/23, (Texas Water Development Board, State Water Implementation Revenue) (Liquidity Facility; Citibank NA)	1.09	6/7/18	3,100,000	[a,b,c]	3,100,000
Tender Option Bond Trust Receipts (Series 2016-ZF0471), 11/1/19, (Dallas and Fort Worth, Joint Improvement Revenue (Dallas/Fort Worth International Airport)) (LOC; Royal Bank of Canada)	1.13	6/7/18	10,245,000	[a,b,c]	10,245,000
Texas, GO Notes (Veterans Bonds) (SPA; Federal Home Loan Bank)	1.08	6/7/18	100,000	[a]	100,000
University of North Texas, CP	1.65	6/5/18	7,000,000		7,000,000
				96,540,000
Vermont - .6%
Vermont Housing Finance Agency, Multiple Purpose Revenue (Liquidity Facility; TD Bank)	1.15	6/7/18	3,850,000	[a]	3,850,000
Virginia - 1.6%
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	1.06	6/7/18	2,500,000	[a]	2,500,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Virginia - 1.6% (continued)
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	1.06	6/7/18	2,800,000	[a]	2,800,000
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	1.06	6/7/18	2,600,000	[a]	2,600,000
Lynchburg Industrial Development Authority, Industrial Development Revenue (Aerofin Corporation Project) (LOC; PNC Bank NA)	1.12	6/7/18	2,075,000	[a]	2,075,000
				9,975,000
Washington - 5.7%
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	1.21	6/7/18	2,550,000	[a]	2,550,000
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	1.21	6/7/18	1,850,000	[a]	1,850,000
Tender Option Bond Trust Receipts (Series 2016-XX1024), 11/13/24, (Port of Tacoma, Revenue, Refunding) (Liquidity Facility; Barclays Bank PLC)	1.16	6/7/18	14,350,000	[a,b,c]	14,350,000
Washington State Housing Finance Commission, MFHR (Queen Anne Project) (LOC; Federal National Mortgage Association)	1.08	6/7/18	15,000,000	[a]	15,000,000
Washington State Housing Finance Commission, Multi-Family Housing Revenue (Redmond Ridge E Apartments Project) (LOC; Federal Home Loan Bank)	1.05	6/7/18	2,000,000	[a]	2,000,000
				35,750,000
Wisconsin - 3.3%
Door County Housing Authority, Housing Revenue (Big Hill Regency House Project) (LOC; FHLB)	1.23	6/7/18	1,500,000	[a]	1,500,000
Franklin Industrial Development Revenue, Revenue (Schmitz Ready Mix Inc.) (LOC; FHLB)	1.37	6/7/18	1,555,000	[a]	1,555,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 104.8% (continued)
Wisconsin - 3.3% (continued)
Kiel, IDR (Polar Ware Company Project) (LOC; Wells Fargo Bank)	1.23	6/7/18	1,950,000	[a]	1,950,000
Manitowoc Community Development Authority, Housing Revenue (Southbrook Manor Project) (LOC; FHLB)	1.23	6/7/18	2,000,000	[a]	2,000,000
Milwaukee Redevelopment Authority, IDR (Fred Usinger, Inc. Project) (LOC; Bank of Montreal)	1.26	6/7/18	545,000	[a]	545,000
Plymouth, IDR (Wisconsin Plastic Products, Inc. Project) (LOC; FHLB)	1.23	6/7/18	890,000	[a]	890,000
Tender Option Bond Trust Receipts (Series 2018-XF0609), 2/15/24, (Liquidity Facility; JPMorgan Chase Bank NA and LOC; JPMorgan Bank NA)	1.11	6/7/18	7,490,000	[a,b,c]	7,490,000
West Bend Housing Authority, Revenue (River Shores Regency) (LOC; FHLB)	1.37	6/7/18	4,890,000	[a]	4,890,000
				20,820,000
Total Investments (cost $663,244,364)			104.8%	663,244,364
Liabilities, Less Cash and Receivables			(4.8%)	(30,314,221)
Net Assets			100.0%	632,930,143

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities amounted to $186,455,000 or 29.46% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Industrial	19.5
Health Care	17.4
Multi-Family Housing	14.2
Transportation Services	10.6
City	7.3
Utility-Electric	7.2
Resource Recovery	5.0
Special Tax	4.6
Education	3.8
Single Family Housing	3.0
Utility-Water and Sewer	2.2
State/Territory	2.0
Lease	1.3
County	1.2
Housing	.6
Other	4.9
104.8

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	663,244,364	663,244,364
Interest receivable		1,952,731
Receivable for shares of Common Stock subscribed		106,400
Prepaid expenses		91,743
		665,395,238
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		433,919
Cash overdraft due to Custodian		4,641,507
Payable for investment securities purchased		26,782,030
Payable for shares of Common Stock redeemed		529,588
Accrued expenses		78,051
		32,465,095
Net Assets ($)		632,930,143
Composition of Net Assets ($):
Paid-in capital		632,927,879
Accumulated net realized gain (loss) on investments		2,264
Net Assets ($)		632,930,143

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	290,491,804	342,438,339
Shares Outstanding	290,613,661	342,597,951
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	4,687,690
Expenses:
Management fee—Note 2(a)	1,692,610
Shareholder servicing costs—Note 1 and Note 2(c)	667,373
Distribution and prospectus fees—Note 2(b)	379,743
Registration fees	77,531
Professional fees	38,793
Directors’ fees and expenses—Note 2(d)	25,485
Prospectus and shareholders’ reports	21,652
Custodian fees—Note 2(c)	3,845
Miscellaneous	28,406
Total Expenses	2,935,438
Less—reduction in expenses due to undertaking—Note 2(a)	(1,634)
Less—reduction in fees due to earnings credits—Note 2(c)	(5,322)
Net Expenses	2,928,482
Investment Income—Net, representing net increase in net assets resulting from operations	1,759,208

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	1,759,208	814,575
Net realized gain (loss) on investments	-	2,264
Net Increase (Decrease) in Net Assets Resulting from Operations	1,759,208	816,839
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,142,059)	(824,439)
Class B	(617,149)	(106,105)
Total Distributions	(1,759,208)	(930,544)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	291,512,731	598,053,442
Class B	302,960,950	717,157,989
Distributions reinvested:
Class A	1,099,425	795,442
Class B	608,528	105,579
Cost of shares redeemed:
Class A	(311,151,617)	(668,175,296)
Class B	(350,264,949)	(773,524,504)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(65,234,932)	(125,587,348)
Total Increase (Decrease) in Net Assets	(65,234,932)	(125,701,053)
Net Assets ($):
Beginning of Period	698,165,075	823,866,128
End of Period	632,930,143	698,165,075

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2018		Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.003	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.004)	(.003)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.39[b]	.25	.04	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62[d]	.64	.59	.58	.60	.61
Ratio of net expenses to average net assets	.61[d]	.63	.36	.10	.11	.16
Ratio of net investment income to average net assets	.77[d]	.23	.03	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	290,492	309,031	378,409	520,547	49,670	49,548

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2018		Year Ended November 30,
Class B Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17[b]	.03	.02	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.07	1.04	1.05	1.05	1.05
Ratio of net expenses to average net assets	1.06[d]	.85	.37	.10	.11	.17
Ratio of net investment income to average net assets	.33[d]	.01	.01	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	342,438	389,134	445,457	739,826	806,525	690,181

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2018, sub-accounting service fees amounted to $94,936 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	–
Level 2 - Other Significant Observable Inputs	663,244,364
Level 3 - Significant Unobservable Inputs	–
Total	663,244,364

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: tax-exempt income $814,575, and long-term capital gains $115,969. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2018, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,634 during the period ended May 31, 2018.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2018, Class B shares were charged $379,743 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2018, Class A shares were charged $65,097 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class B shares were charged $474,679 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $27,984 for transfer agency services and $1,477 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,477.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $3,845 pursuant to the custody agreement. These fees were offset by earnings credits of $3,845.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2018, the fund was charged $1,041 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $270,330, Distribution Plan fees $59,411, Shareholder Services Plan fees $89,117, Chief Compliance Officer fees $5,267 and transfer agency fees $9,794.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2018, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $279,010,000 and $335,830,000 respectively.

For More Information

General Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GTMXX Class B: GBMXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0918SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)